The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Variable Portfolio – Eaton Vance Global Macro Advantage Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 29, 2013 (Accession No. 0001193125-13-416080), which is incorporated herein by reference.